Interest Income and Interest Expense (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Purchase receivables		$ 4.8
Factoring facility	$ 13.6
Accounts receivable factored	4.1	1.4
Unused portion of financing facilities	$ 9.5	$ 3.4
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	1.20%	1.10%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Interest rate	1.25%	1.25%